Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregated Revenue
The following table sets forth Sonder’s total revenues for the periods shown disaggregated between direct and indirect channels (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Direct revenue	$33,912	$17,227	$77,968	$40,347
Indirect revenue	33,542	9,244	68,313	46,846
Total revenue	$67,454	$26,471	$146,281	$87,193
The following table sets forth Sonder’s total revenue for the periods shown disaggregated by channel (in thousands):

	Year Ended December 31,
	2020	2019
Direct revenue	$59,340	$46,779
Indirect revenue	56,338	96,131
Total revenue	$115,678	$142,910

Revenue by Geographical Area
Revenue by geographic area is attributed based on the location where the guest stays and is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Revenue:
Americas
United States	$85,891	$113,567
Other Americas	5,520	7,661
Total Americas	91,411	121,228
Europe, Middle East, and Africa (EMEA)
Great Britain	8,607	16,139
United Arab Emirates	10,328	1,787
Other EMEA	5,332	3,756
Total EMEA	24,267	21,682
Total revenue	$115,678	$142,910

Allowance for Doubtful Accounts
The following table summarizes Sonder’s beginning allowance for doubtful accounts balance for each period, additions, write-offs net of recoveries, and the balance at the end of each period shown (in thousands):

	Year Ended December 31,
	2020	2019
Beginning balance	$2,503	$1,292
Additions	2,577	1,211
Write-offs, net of recoveries	2,510	—
Ending balance	$2,570	$2,503